Commitments and Contingencies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Minimum rentals on operating leases [Abstract]
2016	$ 18
2017	11
2018	8
2019	6
2020	4
Thereafter	8
Rent expense	26	$ 27	$ 26
Guarantor Obligations, Current Carrying Value	0	0
Financial Guarantee [Member]
Minimum rentals on operating leases [Abstract]
Maximum potential payments	35	80
Counter Guarantee [Member] | Ford Motor Company [Member]
Minimum rentals on operating leases [Abstract]
Counter guarantee	$ 31	$ 74